Capital Management and Risk Policies Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses (Detail) $ in Thousands, $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2019 ARS ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Monthly estimator of economic activity		8.00%
Inflation		30.00%
Nominal exchange rate		23.00%
Unemployment		1.00%
Monetary base		52.00%
International reserves		(1.00%)
GFG ECL [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	$ 26,610,485
Sensitivity analysis amount	26,674,968
Retail, Retail Like and Wholesale [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	19,197,292
Sensitivity analysis amount	19,241,671
Naranja [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	7,413,193
Sensitivity analysis amount	$ 7,433,297
Negative [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Monthly estimator of economic activity		(6.00%)
Inflation		80.00%
Nominal exchange rate		110.00%
Unemployment		35.00%
Monetary base		70.00%
International reserves		(45.00%)
Regular Scenario[member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	70.00%
Sensitivity analysis rate	45.00%
Macroeconomic scenario probability		70.00%
Positive Scenario [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	15.00%
Sensitivity analysis rate	10.00%
Monthly estimator of economic activity		6.00%
Inflation		20.00%
Positive Scenario [member] | Naranja [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount			$ 7,440,038
Negative Scenario [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	15.00%
Sensitivity analysis rate	45.00%
Macroeconomic scenario probability		15.00%